UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-04611

Exact name of registrant as specified in charter:	Aberdeen Asia-Pacific Income Fund, Inc.

Address of principal executive offices:	800 Scudders Mill Road
Plainsboro, New Jersey 08536

Name and address of agent for service:	Mr. Christian Pittard
Aberdeen Asset Management Inc.
1735 Market Street
37th Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	800-522-5465

Date of fiscal year end:	10/31/07

Date of reporting period:	4/30/07

Item 1 – Reports to Stockholders – [ INSERT REPORT ]

Invests primarily in Australian and Asian debt securities.

Semi-Annual Report

April 30, 2007

Letter to Shareholders

June 18, 2007

Dear Shareholder,

We present this Semi-Annual Report which covers the activities of Aberdeen Asia-Pacific Income Fund, Inc. (the “Fund”) for the six months ended April 30, 2007. The Fund’s investment objective is to seek current income. The Fund may also achieve incidental capital appreciation.

As used in this report, the term “total investments” does not include securities purchased with cash collateral received as a result of securities on loan.

Net Asset Value Performance

The Fund’s total return based on net asset value (“NAV”) was 8.6% over the six months ended April 30, 2007 and 9.5% per annum since inception, assuming the reinvestment of distributions.

Share Price Performance

The Fund’s share price increased by 8.2% over the six months, from $6.10 on October 31, 2006 to $6.60 on April 30, 2007. The Fund’s share price on April 30, 2007 represented a discount of 2.8% to the NAV per share of $6.79 on that date, compared with a discount of 5.6% to the NAV per share of $6.46 on October 31, 2006. At the date of this letter, the share price was $6.40 representing a discount of 5.2% to the NAV per share of $6.75.

Asia: 43.8% of Total Investments Invested in Asian Debt Securities

As of April 30, 2007, the Fund held 43.8% of its total investments in Asian debt securities (including New Zealand). Of the Fund’s total investments, 28.8% were held in U.S. dollar denominated bonds issued by foreign issuers, bringing the Fund’s total U.S. dollar exposure to 24.1%.

Credit Quality: 73.3% of Total Investments Rated or Deemed Equivalent to A or Better

As of April 30, 2007, 73.3% of the Fund’s portfolio was invested in securities where either the issue or the issuer was rated A or better, or judged by Aberdeen Asset Management Asia Limited (the “Investment Manager”) to be of equivalent quality.

Distributions

Distributions to common shareholders for the twelve months ended April 30, 2007 totaled 42 cents per share. Based on the share price of $6.60 on April 30, 2007, the distribution rate over the twelve months then ended was 6.4%. Since all distributions are paid after deducting applicable withholding taxes, the effective distribution rate may be higher for those U.S. investors who are able to claim a tax credit.

On June 13, 2007, the Board of Directors authorized a monthly distribution of 3.5 cents per share, payable on July 13, 2007 to common shareholders of record as of June 29, 2007.

Aberdeen Asia-Pacific Income Fund, Inc.

Letter to Shareholders (continued)

The Board’s policy is to provide investors with a stable monthly distribution out of current income, supplemented by realized capital gains and, to the extent necessary, paid-in capital. It is the Board’s intention that the monthly distribution of 3.5 cents per share be maintained for twelve months, beginning with the July 13, 2007 distribution payment. This policy is subject to regular review at the Board’s quarterly meetings, unless market conditions require an earlier evaluation. The next review is scheduled to take place in September 2007.

Portfolio Holdings Disclosure

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund makes the information on Form N-Q available to shareholders on the Fund’s website or upon request and without charge by calling Investor Relations toll-free at 1-800-522-5465.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ended June 30, 2006, is available: (i) upon request and without charge by calling Investor Relations toll-free at 1-800-522-5465; and (ii) on the SEC’s website at http://www.sec.gov.

Investor Relations Information

For information about the Fund, daily updates of share price, NAV and details of distributions, please contact Aberdeen Asset Management Inc. by:

•	calling toll free on 1-800-522-5465 in the United States,

•	emailing InvestorRelations@aberdeen-asset.com, or

•	visiting the website at www.aberdeenfax.com.

For information about the Aberdeen Group, visit the Aberdeen website at www.aberdeen-asset.com.

Yours sincerely,

Martin Gilbert

President

All amounts are U.S. dollars unless otherwise stated.

Aberdeen Asia-Pacific Income Fund, Inc.

Your Board’s policy is to provide investors with a stable monthly distribution out of current income, supplemented by realized capital gains and, to the extent necessary, paid-in capital.

The Fund is subject to U.S. corporate, tax and securities laws. Under U.S. tax accounting rules, the amount of distributable income for each fiscal period depends on the actual exchange rates during the entire year between the U.S. dollar and the currencies in which Fund assets are denominated and on the aggregate gains and losses realized by the Fund during the entire year.

Therefore, the exact amount of distributable income for each fiscal year can only be determined as of the end of the Fund’s fiscal year, October 31. However, under the U.S. Investment Company Act of 1940, the Fund may be required to indicate the sources of certain distributions to shareholders.

The Fund estimates that distributions for the fiscal year commencing November 1, 2006, including the distribution paid on June 15, 2007, are comprised of 79% net investment income and 21% return of paid-in-capital.

This estimated distribution composition may vary from month to month because it may be materially impacted by future realized gains and losses on securities and fluctuations in the value of the currencies in which Fund assets are denominated.

In January 2008, a Form 1099-DIV will be sent to shareholders, which will state the amount and composition of distributions and provide information with respect to their appropriate tax treatment for the 2007 calendar year.

Aberdeen Asia-Pacific Income Fund, Inc.

Dividend Reinvestment and Cash Purchase Plan

We invite you to participate in the Fund’s Dividend Reinvestment and Cash Purchase Plan (the “Plan”) which allows you to automatically reinvest your distributions in shares of the Fund’s common stock at favorable commission rates. Distributions made under the Plan are taxable to the same extent as are cash distributions. The Plan also enables you to make additional cash investments in shares of at least $100 per transaction, with a maximum of $10,000 per month, and an aggregate annual limit of $120,000. Under this arrangement, The Bank of New York (the “Plan Agent”) will purchase shares for you on the American Stock Exchange or otherwise on the open market on or before the investment date. The investment date is the 15th day of each month, but if such date is not a business day, the preceding business day.

As a participant in the Plan, you will benefit from:

Automatic reinvestment - the Plan Agent will automatically reinvest your distributions, allowing you to gradually grow your holdings in the Fund;

Lower costs - shares are purchased on your behalf under the Plan at low brokerage rates. Brokerage on share purchases is currently 2 cents per share;

Convenience - the Plan Agent will hold your shares in non-certificated form and will provide a detailed plan account statement of your holdings at the end of each month.

To request a brochure containing information on the Plan, together with an enrollment form, please contact the Plan Agent, The Bank of New York, Shareholder Relations Department, P.O. Box 11258, Church Street Station, New York, NY 10286 or call toll free on 1-800-432-8224.

Aberdeen Asia-Pacific Income Fund, Inc.

Report of the Investment Manager

Share Price Performance

On April 30, 2007, the Fund’s share price was $6.60, which represented a discount of 2.8% to the NAV per share of $6.79. As of June 18, 2007, the share price was $6.40, representing a discount of 5.2% to the NAV per share of $6.75.

Auction Market Preferred Stock (AMPS)

The Fund’s $600 million of AMPS continued to be well bid at the regular auctions. The average interest rate paid was 5.143% over the six months ended April 30, 2007, compared with an interest rate of 5.267% for 30-day U.S. commercial paper over the same period. These rates were little changed from those in the preceding six months, driven mainly by the U.S. Federal Reserve’s steady monetary policy stance over the period.

Over the six months ended April 30, 2007, the impact of the AMPS on the net asset value attributable to common shareholders was positive. Bond movements made a negative contribution, as ongoing inflation concerns placed upward pressure on global bond yields. However, this negative effect was mitigated by the locking in of fixed rates on 64% of the AMPS, pursuant to the interest rate swap agreement referred to below. The Fund’s locking in of fixed rates on a portion of the AMPS has meant that the differential between the AMPS funding rates and the yields at which the Fund invests remained positive despite the rise in U.S. short-term interest rates. Currency movements also made a positive contribution, as the Australian dollar and most Asian currencies posted strong gains over the year.

These factors, in combination, produced a gain due to AMPS of 1.3% over the six months to April 30, 2007.

The Fund has entered into an interest rate swap agreement, based on an aggregate notional amount of $384 million, which represents 64% of the total AMPS outstanding. Under the terms of the agreement as currently in effect, the Fund receives a floating rate of interest (one month USD-LIBOR BBA rate) and pays fixed rates of interest for the terms and based upon the notional amounts set forth below:

Remaining Term as of April 30, 2007	Amount (in $ Million)	Fixed Rate Payable (%)
42 months	96	4.055
18 months	144	3.540
6 months	144	3.160

Aberdeen Asia-Pacific Income Fund, Inc.

Report of the Investment Manager (continued)

A significant risk associated with interest rate swaps is the risk that the counterparty may default or file for bankruptcy, in which case the Fund would bear the risk of loss of the amount expected to be received under the swap agreement. There can be no assurance that the Fund will have an interest rate swap in place at any given time nor can there be any assurance that, if an interest rate swap is in place, it will be successful in hedging the Fund’s interest rate risk with respect to the AMPS. The implementation of this strategy is at the discretion of the AMPS Hedging Committee of the Board of Directors.

PORTFOLIO COMPOSITION

Quality of Investments

As of April 30, 2007, 73.3% of the Fund’s total investments were invested in securities where either the issue or the issuer was rated “A” or better by Standard & Poor’s Corporation or Moody’s Investors Service, Inc. or, if unrated, judged to be of equivalent quality by the Investment Manager. The table below shows the asset quality of the Fund’s portfolio as of April 30, 2007, compared with the previous six and twelve months:

	AAA/Aaa	AA/Aa	A	BBB/Baa	BB/Ba*	B*
Date	%	%	%	%	%	%
April 30, 2007	49.0	3.3	21.0	8.4	17.0	1.3
October 31, 2006	52.7	3.4	22.5	7.1	13.2	1.1
April 30, 2006	55.2	2.6	21.6	7.9	10.6	2.1

* Below investment grade

Geographic Composition

The table below shows the geographical composition (i.e., with U.S. dollar denominated bonds issued by foreign issuers allocated into country of issuance) of the Fund’s total investments as of April 30, 2007, compared with the previous six and twelve months:

	Australia	Asia (including NZ)	United States	Canada*	Western Europe*
	%	%	%	%	%
April 30, 2007	52.2	43.8	4.0	0.0	0.0
October 31, 2006	48.2	42.0	9.4	0.0	0.4
April 30, 2006	43.8	41.7	7.5	0.4	6.6

* Denominated in A$ and NZ$

Aberdeen Asia-Pacific Income Fund, Inc.

Report of the Investment Manager (concluded)

Currency Composition

The table below shows the currency composition of the Fund’s total investments as of April 30, 2007, compared with the previous six and twelve months:

	Australian Dollar	Asian Currencies (including NZ dollar)	US Dollar*
Date	%	%	%
April 30, 2007	50.7	25.2	24.1
October 31, 2006	37.6	24.9	37.5
April 30, 2006	40.9	26.8	32.3

* Includes U.S. dollar denominated bonds issued by foreign issuers: 28.8% on April 30, 2007, 27.9% on October 31, 2006, 27.6% on April 30, 2006.

Maturity Composition

As of April 30, 2007, the average maturity of the Fund’s total investments was 7.9 years, compared with 7.2 years at October 31, 2006. The following table shows the maturity composition of the Fund’s investments as of April 30, 2007, compared with the previous six and twelve months:

	Under 3 Years	3 to 5 Years	5 to 10 Years	10 Years & Over
Date	%	%	%	%
April 30, 2007	31.4	19.6	33.6	15.4
October 31, 2006	40.2	16.6	28.2	15.0
April 30, 2006	33.3	20.8	32.1	13.8

Aberdeen Asia-Pacific Income Fund, Inc.

Summary of Key Rates

The following table summarizes the movements of key interest rates and currencies from the previous six and twelve month periods.

	April 30, 2007		October 31, 2006		April 30, 2006
Australia
90 day bank bills		6.38%		6.38%		5.82%
10 year bonds		5.88%		5.66%		5.70%
Australian Dollar		$0.83		$0.77		$0.76

Malaysia
90 day T-bills		3.35%		3.55%		2.98%
10 year bonds		3.49%		3.98%		4.50%
Malaysian Ringgit*	~~R~~	3.42	~~R~~	3.65	~~R~~	3.62

New Zealand
90 day bank bills		8.09%		7.59%		7.52%
10 year bonds		6.09%		5.75%		5.72%
New Zealand Dollar		$0.74		$0.67		$0.64

Philippines
90 day T-bills		3.73%		5.73%		5.03%
10 year bonds		6.58%		7.61%		7.13%
Philippines Peso*	(Peso)	47.61	(Peso)	49.84	(Peso)	51.77

Singapore
90 day T-bills		2.20%		3.35%		2.90%
10 year bonds		2.68%		3.19%		3.51%
Singapore Dollar*	S$	1.52	S$	1.56	S$	1.58

South Korea
90 day T-bills		4.95%		4.57%		4.24%
10 year bonds		5.15%		4.91%		5.25%
South Korean Won*	(Won)	930.50	(Won)	942.20	(Won)	943.20

Thailand
90 day deposits		2.75%		3.25%		3.25%
10 year bonds		3.86%		5.16%		5.54%
Thai Baht*	~~B~~	34.78	~~B~~	36.72	~~B~~	37.57

US$ Bonds**
Hong Kong		5.08%		5.18%		5.43%
Malaysia		5.10%		5.24%		5.49%
Philippines		5.20%		5.46%		5.44%
South Korea		5.16%		4.96%		4.94%

* These currencies are quoted Asian currency per U.S. dollar. The Australian and New Zealand dollars are quoted U.S. dollars per currency.

** Sovereign issues.

Aberdeen Asset Management Asia Limited

June 2007

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited)

As of April 30, 2007

Principal Amount (000)		Description	Value (US$)
LONG-TERM INVESTMENTS—124.1%
AUSTRALIA—67.0%
		ABN Amro Bank,
AUD	15,000	6.50%, 5/17/13(a)(b)	$12,272,428
		ANZ Banking Corporation,
AUD	6,500	6.50%, 5/21/09(a)(b)	5,386,486
AUD	7,500	6.00%, 8/17/10(a)(b)	6,107,042
AUD	12,000	6.25%, 5/23/11(a)(b)	9,784,422
		Australia Postal Corporation,
AUD	22,000	6.00%, 3/25/09	18,133,803
		AXA SA,
AUD	9,000	7.50%, 10/26/16(a)(b)	7,435,918
AUD	3,000	7.792%, 10/26/16(a)(b)	2,517,056
		Bank of America Corp.,
AUD	7,000	6.50%, 9/15/09	5,808,243
		BHP Finance Limited,
AUD	12,000	6.25%, 8/15/08	9,938,190
		CFS Gandel Retail Trust,
AUD	4,000	6.25%, 12/22/14	3,178,103
		Cie Financement Foncier,
AUD	15,000	6.25%, 1/30/17	12,380,712
		Citigroup, Inc.,
AUD	9,700	6.50%, 2/13/17	7,993,526
		Commonwealth of Australia,
AUD	40,000	8.75%, 8/15/08(c)	34,348,887
AUD	131,600	7.50%, 9/15/09(c)	112,795,883
AUD	61,500	6.50%, 5/15/13(c)	52,507,758
AUD	25,000	6.25%, 4/15/15	21,232,250
AUD	51,650	6.00%, 2/15/17(c)	43,366,318
		Commonwealth Bank of Australia,
AUD	1,000	6.65%, 5/24/07(a)(b)(d)	754,191
AUD	20,000	6.75%, 12/1/07	16,680,894
AUD	35,200	6.25%, 9/1/09	29,214,195
		Countrywide Financial Corporation,
AUD	9,500	6.25%, 12/16/10	7,728,201
		Dexia Municipal Agency,
AUD	13,000	6.00%, 10/15/07	10,795,047
AUD	15,000	5.75%, 2/7/12	12,093,152
		Emirates Bank International,
AUD	6,400	6.75%, 11/6/09	5,310,068
		Eurofima,
AUD	30,000	6.00%, 1/28/14	24,484,377
AUD	15,000	6.25%, 12/28/18	12,507,762
		Federal National Mortgage Assoc.,
AUD	11,065	6.375%, 8/15/07	9,204,087
		FGL Finance Australia,
AUD	5,500	6.25%, 3/17/10	4,495,298
		GE Capital Australia Funding Pty,
AUD	10,000	6.75%, 9/15/07	8,326,938
AUD	9,500	5.75%, 2/11/10	7,722,816
AUD	4,500	6.00%, 6/15/11	3,651,273

Principal Amount (000)		Description	Value (US$)
LONG-TERM INVESTMENTS (continued)
		GE Capital Australia Funding Pty, (cont.)
AUD	20,000	6.50%, 11/15/11	$16,515,124
AUD	27,700	6.00%, 8/17/12	22,350,535
AUD	11,000	6.00%, 5/15/13	8,828,923
		General Electric Capital Corp.,
NZD	2,000	7.00%, 7/15/09	1,459,904
		General Property Trust Management,
AUD	4,000	6.50%, 8/22/13	3,236,946
		Goldman Sachs Group, Inc.,
AUD	12,500	6.35%, 4/12/16	10,036,498
		HSBC Finance Corp.,
AUD	10,000	6.50%, 9/22/11	8,234,897
		Hypo Real Estate Bank Intl.,
AUD	24,500	6.25%, 8/16/11	20,183,797
		Instituto de Credito Oficial,
AUD	5,000	5.50%, 10/11/12	3,990,553
		Landwirtschaftliche Rentenbank,
AUD	25,000	6.00%, 9/15/09	20,604,243
		Macquarie Bank Limited,
AUD	1,500	6.50%, 9/15/09(a)(b)	1,239,795
AUD	7,000	6.50%, 5/31/12(a)(b)	5,719,057
		Melbourne Airport,
AUD	4,500	6.75%, 6/15/08	3,747,523
		Merrill Lynch & Co., Inc.,
AUD	10,000	6.085%, 10/6/10	8,149,332
AUD	6,000	6.75%, 3/12/14	4,962,782
		Monumental Global Funding,
AUD	11,500	6.50%, 11/8/11	9,492,463
		National Capital Trust,
AUD	3,500	7.453%, 9/30/16(a)(b)	2,933,321
		National Wealth Management,
AUD	6,100	6.75%, 6/16/16(a)(b)	4,928,864
		New South Wales Treasury Corp.,
AUD	52,000	8.00%, 3/1/08(c)	43,853,391
AUD	26,000	7.00%, 12/1/10	22,105,648
AUD	27,500	6.00%, 5/1/12	22,580,022
AUD	14,000	5.50%, 8/1/14	11,159,949
		NRMA Insurance Ltd.,
AUD	13,000	6.35%, 11/27/07(a)(b)	10,798,228
		Queensland Treasury Corp.,
AUD	10,000	8.00%, 9/14/07	8,374,232
AUD	10,000	5.50%, 5/14/10	8,153,502
AUD	57,400	6.00%, 6/14/11	47,347,828
AUD	50,000	6.00%, 8/14/13	41,239,907
AUD	49,000	6.00%, 10/14/15	40,265,183
AUD	9,000	6.00%, 9/14/17	7,413,048
AUD	17,000	6.00%, 6/14/21	13,950,423
		Rabobank Nederland,
AUD	13,000	6.00%, 3/18/10	10,668,641
		RWH Finance Pty. Limited,
AUD	4,800	6.20%, 3/26/17	3,804,454

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of April 30, 2007

Principal Amount (000)		Description	Value (US$)
LONG-TERM INVESTMENTS (continued)
AUSTRALIA (continued)
		Snowy Hydro Ltd.,
AUD	10,000	5.75%, 2/25/10	$8,120,566
		South Australian Financing Authority,
AUD	10,000	7.50%, 10/15/07	8,364,127
		Southern Cross Airports Corp.,
AUD	15,500	6.02%, 10/11/07	12,869,869
		SPI Australia Finance Pty. Ltd.,
AUD	10,000	6.25%, 11/14/08	8,253,542
		SPI Electricity and Gas,
AUD	15,000	6.50%, 11/3/11	12,294,938
		St. George Bank Limited,
AUD	5,000	6.00%, 9/25/07(a)(b)	4,147,629
AUD	10,500	6.50%, 7/26/11(a)(b)	8,644,903
		Sydney Airport Finance,
AUD	3,500	6.25%, 11/21/11	2,859,412
		Telstra Corporation,
AUD	21,500	7.25%, 11/15/12	18,159,556
AUD	2,000	8.75%, 1/20/15	1,885,019
		Treasury Corp. of Victoria,
AUD	25,000	7.50%, 8/15/08	21,104,797
		Walker Finance Property Limited,
AUD	2,600	6.765%, 12/30/11(a)(b)	2,168,153
		Wells Fargo & Co.,
AUD	5,000	5.75%, 7/12/10	4,056,533
		Wesfarmers Limited,
AUD	6,000	6.25%, 8/27/07	4,985,815
		Western Australia Treasury Corp.,
AUD	11,000	8.00%, 10/15/07	9,220,637
AUD	40,000	7.50%, 10/15/09	34,174,926
AUD	30,000	7.00%, 4/15/11	25,585,474
AUD	11,500	8.00%, 6/15/13	10,392,940
AUD	18,000	8.00%, 7/15/17	17,020,953
		Westpac Banking Corporation,
AUD	5,000	6.75%, 12/18/08(a)(b)	4,163,427
AUD	15,000	6.00%, 11/16/10(a)(b)	12,197,329
AUD	12,000	6.50%, 1/24/12(a)(b)	9,877,212

			1,207,032,094

CHINA—1.1%
		GITI Tire,
USD	1,500	12.25%, 1/26/10(b)	1,506,161
		Parkson Retail Group Ltd,
USD	2,000	7.875%, 11/14/11	2,096,611
		People’s Republic of China,
USD	10,000	9.00%, 1/15/96	14,791,800
		Xinao Gas Holdings Limited,
USD	2,100	7.375%, 8/5/12	2,180,156

			20,574,728

Principal Amount (000)		Description	Value (US$)
LONG-TERM INVESTMENTS (continued)
HONG KONG—3.6%
		CITIC Ka Wah Bank,
USD	1,100	7.02%, 12/12/07(a)(b)	$1,097,993
USD	6,950	9.125%, 5/31/12(a)(b)	7,872,328
		Hutchison Whampoa Ltd.,
USD	5,500	5.45%, 11/24/10(e)	5,535,574
USD	6,000	7.00%, 2/16/11(e)	6,347,916
USD	18,700	6.50%, 2/13/13(e)	19,653,625
USD	9,400	6.25%, 1/24/14(e)	9,811,419
USD	7,800	7.45%, 11/24/33(e)	9,035,169
		Wing Hang Bank Limited,
USD	5,400	6.00%, 4/20/17(a)(b)	5,400,583

			64,754,607

INDIA—2.2%
		Bank of India,
USD	8,700	6.625%, 9/22/16(a)(b)	8,759,044
		ICICI Bank,
USD	15,000	6.375%, 4/30/17(a)(b)(e)	14,945,101
		NTPC Ltd.,
USD	5,700	5.875%, 3/2/16	5,617,695
		Reliance Industries Limited,
USD	7,250	10.25%, 1/15/97(e)	10,137,095

			39,458,935

INDONESIA—8.1%
		Adaro Finance B.V.,
USD	8,500	8.50%, 12/8/10(e)	8,894,102
		Bank Danamon Indonesia,
USD	2,400	7.65%, 3/30/09(a)(b)(e)	2,474,312
		Bank Mandiri Cayman,
USD	1,600	10.625%, 8/3/07(a)(b)(e)	1,617,032
USD	4,500	7.00%, 4/22/08	4,524,593
		BLT Finance B.V.,
USD	4,400	7.50%, 5/15/12(b)(e)	4,449,500
		Indonesia Government,
IDR	50,000,000	10.00%, 10/15/11	5,721,127
IDR	17,000,000	13.15%, 1/15/12	2,167,907
IDR	25,000,000	11.00%, 12/15/12	2,990,201
IDR	75,000,000	12.50%, 3/15/13	9,488,330
IDR	50,000,000	11.00%, 10/15/14	5,991,413
IDR	100,000,000	9.50%, 6/15/15	11,017,285
IDR	9,800,000	10.75%, 5/15/16	1,154,572
IDR	70,000,000	11.00%, 11/15/20	8,242,321
		Indosat Finance,
USD	14,700	7.75%, 11/5/08(b)(e)	15,221,112
USD	1,200	7.125%, 6/22/10(b)(e)	1,216,387
		Medco Energi Internasional,
USD	3,225	8.75%, 5/22/08(e)	3,270,785
		MGTI Finance Company Ltd.,
USD	6,000	8.375%, 9/15/10(e)	6,277,080

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of April 30, 2007

Principal Amount (000)		Description	Value (US$)
LONG-TERM INVESTMENTS (continued)
INDONESIA (continued)
		PT Bank Lippo TBK,
USD	3,250	7.375%, 11/22/11(a)(b)	$3,387,667
		PT Bank Negara Indonesia,
USD	1,500	10.00%, 11/15/07(a)(b)	1,534,006
		PT Bank Rakyat Indonesia,
USD	8,050	7.75%, 10/30/08(b)	8,198,482
		Republic of Indonesia,
USD	13,650	7.25%, 4/20/15(c)(e)	14,699,589
USD	23,000	6.625%, 2/17/37(e)	22,790,585

			145,328,388

MALAYSIA—6.3%
		Bumiputra Commerce Bank Berhad,
USD	5,500	5.125%, 10/16/08(a)(b)	5,473,409
		Hong Leong Bank Berhad,
USD	4,700	5.25%, 8/3/10(a)(b)	4,640,717
		IOI Ventures,
USD	2,650	5.25%, 3/16/15	2,577,562
		Malaysia Government,
MYR	54,000	4.305%, 2/27/09	16,017,312
USD	7,990	7.50%, 7/15/11	8,704,018
MYR	6,500	3.833%, 9/28/11	1,928,956
MYR	26,900	3.702%, 2/25/13	7,971,927
MYR	12,000	5.094%, 4/30/14	3,862,180
MYR	6,500	4.72%, 9/30/15	2,071,124
		Petroliam Nasional Berhad,
USD	6,800	7.00%, 5/22/12(e)	7,316,351
USD	10,500	7.75%, 8/15/15(e)	12,169,542
USD	4,000	7.875%, 5/22/22(e)	4,911,688
		Public Bank Berhad,
USD	3,200	5.625%, 9/22/09(a)(b)(c)	3,213,142
USD	8,350	5.00%, 6/20/12(a)(b)	8,200,143
		Telekom Malaysia,
USD	3,000	7.875%, 8/1/25(e)	3,658,986
		Tenaga Nasional Berhad,
USD	1,600	7.625%, 4/1/11(e)	1,734,608
USD	14,000	7.50%, 1/15/96(e)	15,864,100
		TM Global, Inc.,
USD	2,200	8.00%, 12/7/10(e)	2,402,233

			112,717,998

NEW ZEALAND—2.2%
		Bank of America Corp.,
NZD	2,000	7.53%, 3/8/12	1,464,751
		European Investment Bank,
NZD	1,000	7.25%, 2/8/10	736,075
		General Electric Capital Corp.,
NZD	2,000	6.50%, 9/28/15	1,376,955
		HBOS Treasury Services plc,
NZD	2,000	7.895%, 2/3/09(a)	1,485,940

Principal Amount (000)		Description	Value (US$)
LONG-TERM INVESTMENTS (continued)
		Morgan Stanley,
NZD	2,000	6.86%, 9/6/12	$1,416,070
		National Australia Bank,
NZD	3,000	8.052%, 7/18/08(a)	2,228,397
		Nederlands Waterschapsbank,
NZD	2,500	6.50%, 10/17/08	1,814,323
AUD	15,000	5.875%, 3/15/10	12,276,560
		New Zealand Government,
NZD	4,000	7.00%, 7/15/09(c)	2,962,081
NZD	4,500	6.00%, 4/15/15(c)	3,304,730
		Province of Manitoba,
NZD	1,500	6.375%, 9/1/15	1,049,262
		Province of Ontario,
NZD	5,500	6.25%, 12/3/08	3,989,070
NZD	4,000	6.25%, 6/16/15	2,765,019
		Quebec Province,
NZD	1,500	6.75%, 11/9/15	1,069,287
		SLM Corp.,
NZD	1,500	6.50%, 6/15/10	1,040,899
		Toyota Motor Credit Corp.,
NZD	2,000	6.75%, 9/21/09	1,446,222

			40,425,641

PAKISTAN—0.2%
		Pakistan Mobile Comm.,
USD	3,700	8.625%, 11/13/10(b)(e)	3,880,900

PHILIPPINES—12.5%
		Bangko Sentral ng Pilipinas,
USD	4,000	8.60%, 6/15/27	4,805,000
		Land Bank of Philippines,
USD	7,500	7.25%, 10/19/11(a)(b)	7,665,788
		Merrill Lynch & Co., Inc.,
USD	2,700	12.50%, 9/17/12(a)(f)	3,164,400
		National Power Corporation,
USD	7,000	6.875%, 11/2/16(e)	7,139,755
		Philippine Government,
PHP	372,800	18.00%, 11/26/08	9,022,270
PHP	95,000	13.00%, 4/25/12	2,485,319
PHP	133,000	11.875%, 5/29/23	3,631,185
		Philippine Long Distance Telephone Company,
USD	5,300	10.50%, 4/15/09	5,777,000
USD	6,800	11.375%, 5/15/12	8,364,000
USD	2,000	8.35%, 3/6/17	2,275,000
		Republic of Philippines,
USD	3,000	7.50%, 9/11/07	3,016,374
USD	9,100	8.875%, 4/15/08	9,373,000
USD	12,000	8.375%, 3/12/09	12,630,000
USD	14,000	9.875%, 3/16/10	15,610,000
USD	24,000	8.375%, 2/15/11	26,220,000

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of April 30, 2007

Principal Amount (000)		Description	Value (US$)
LONG-TERM INVESTMENTS (continued)
PHILIPPINES (continued)
		Republic of Philippines, (cont.)
USD	4,000	9.00%, 2/15/13	$4,595,000
USD	9,450	8.25%, 1/15/14	10,584,000
USD	2,000	8.875%, 3/17/15	2,347,500
USD	14,100	9.375%, 1/18/17	17,378,250
USD	16,050	9.875%, 1/15/19(c)	20,764,688
USD	15,879	10.625%, 3/16/25(c)	22,667,272
USD	12,000	7.75%, 1/14/31	13,590,000
		SM Investments Corporation,
USD	4,450	8.00%, 10/16/07	4,495,225
		URC Philippines Ltd.,
USD	5,700	9.00%, 2/6/08(e)	5,810,665
USD	1,750	8.25%, 1/20/12	1,836,998

			225,248,689

SINGAPORE—5.0%
		Asia Development Bank,
SGD	22,500	3.27%, 2/8/12	15,132,621
		DBS Bank,
USD	9,500	7.657%, 3/15/11(a)(b)(e)	10,254,752
USD	5,000	7.125%, 5/15/11(e)	5,346,175
		Flextronics International Ltd.,
USD	9,600	6.50%, 5/15/08(b)	9,516,000
		Housing & Development Board,
SGD	25,750	2.52%, 11/3/09	16,847,417
SGD	14,500	3.455%, 3/1/11	9,759,720
		Singapore Government,
SGD	13,900	4.00%, 9/1/18	10,246,871
		Singapore Telecommunications,
USD	2,600	6.375%, 12/1/11(e)	2,713,563
		SingTel Optus Finance Pty. Limited,
USD	5,800	8.00%, 6/22/10(e)	6,230,627
		Stats Chippac Ltd.,
USD	3,350	7.50%, 7/19/10	3,500,750

			89,548,496

SOUTH KOREA—10.6%
		Equus Cayman Finance Ltd.,
USD	7,800	5.50%, 9/12/08(e)	7,778,293
		Hana Funding, Ltd.,
USD	3,500	8.748%, 12/17/12(a)(b)	4,005,215
		Hanarotelecom, Inc.,
USD	2,750	7.00%, 2/1/12(e)	2,782,263
		Hyundai Capital Services,
USD	3,800	5.625%, 1/24/12(c)	3,808,085
		Hyundai Motors Manufacturing,
USD	2,400	5.30%, 12/19/08(e)	2,390,640
		Korea Development Bank,
USD	5,500	5.75%, 9/10/13	5,656,673

Principal Amount (000)		Description	Value (US$)
LONG-TERM INVESTMENTS (continued)
		Korea Electric Power Corporation,
USD	3,300	7.75%, 4/1/13	$3,736,574
USD	10,000	7.00%, 2/1/27	11,496,470
		Korea South-East Power Co. Ltd.,
USD	3,900	4.75%, 6/26/13	3,738,790
USD	8,700	6.00%, 5/25/16(e)	8,953,770
		Pusan Bank,
USD	7,600	5.50%, 3/14/12(a)(b)	7,550,098
		SC First Bank Korea,
USD	3,950	7.267%, 3/3/14(a)(b)(e)	4,312,179
		Shinhan Bank,
USD	1,600	6.25%, 9/8/08(a)(b)	1,612,864
USD	8,550	5.663%, 3/2/15(a)(b)(c)	8,280,795
		South Korea National Debt,
KRW	8,500,000	4.75%, 3/12/08	9,104,126
KRW	10,000,000	3.50%, 12/10/09	10,342,182
KRW	10,000,000	4.00%, 6/10/10	10,425,395
KRW	8,500,000	5.25%, 12/10/10	9,193,492
KRW	8,400,000	5.00%, 3/10/11	8,998,354
KRW	26,674,000	6.91%, 7/18/11	30,625,536
KRW	10,000,000	4.25%, 9/10/14	10,182,225
KRW	17,800,000	5.00%, 9/10/16	18,917,565
		Woori Bank,
USD	7,700	6.208%, 5/2/17(a)(b)(e)	7,677,593

			191,569,177

TAIWAN—0.7%
		Cathay United Bank Co. Ltd.,
USD	6,900	5.50%, 10/5/15(a)(b)(c)(e)	6,764,974
		Wan Hai S Pte Ltd.,
USD	5,350	5.50%, 6/29/15	5,142,574

			11,907,548

THAILAND—4.5%
		Asia Development Bank,
THB	90,000	5.54%, 9/18/16	2,813,223
		Bangkok Bank Public Company,
USD	14,000	9.025%, 3/15/29(e)	17,609,508
		Kasikornbank Public Company Limited,
USD	4,700	8.25%, 8/21/16(e)	5,428,331
		Krung Thai Bank PCL,
USD	3,300	7.378%, 10/10/16(a)(b)	3,374,138
		PTT Public Company Limited,
USD	3,100	5.75%, 8/1/14(e)	3,139,293
		Thailand Government,
THB	130,000	8.50%, 12/8/08	4,025,548
THB	150,000	5.375%, 5/15/09	4,465,147
THB	227,000	5.375%, 11/30/11	7,023,781
THB	247,000	4.125%, 11/1/12	7,233,822
THB	260,000	5.00%, 12/3/14	8,128,830

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of April 30, 2007

Principal Amount (000)		Description	Value (US$)
LONG-TERM INVESTMENTS (continued)
THAILAND (continued)
		Thailand Government, (cont.)
THB	237,000	5.50%, 1/18/17	$7,659,745
THB	50,000	5.00%, 5/26/17	1,573,648
THB	100,000	5.625%, 1/12/19	3,306,709
THB	50,000	5.85%, 3/31/21	1,688,497
THB	100,000	6.40%, 4/9/21	3,542,726

			81,012,946

VIETNAM—0.1%
		Socialist Republic of Vietnam,
USD	1,600	4.00%, 6/11/07(a)(b)	1,390,494

Total Long-Term Investments (cost $1,959,389,003)			2,234,850,641

SHORT-TERM INVESTMENTS—23.3%
NEW ZEALAND—0.1%
		New Zealand Call Deposit,
NZD	2,488	2.00%, perpetual	1,848,297

UNITED STATES—23.2%
		Repurchase Agreement, State Street Bank and Trust Company,
USD	95,461	4.60% dated 4/30/07, due 5/1/07 in the amount of $95,473,198 (collateralized by $69,705,000 U.S. Treasury Bond, 8.75% due 8/15/20; value $97,374,330)	95,461,000

Shares		Description	Value (US$)
SHORT-TERM INVESTMENTS (continued)
USD	322,224,901	State Street Navigator Prime Portfolio(g)
		(cost $322,224,901)	$322,224,901

			417,685,901

Total Short-Term Investments (cost $419,337,654)			419,534,198

Total Investments—147.4% (cost $2,378,726,657)			2,654,384,839
Other Assets in Excess of Liablities—(14.1%)			(253,582,257)
Liquidation Value of Preferred Stock—(33.3%)			(600,000,000)

Net Assets Applicable to Common Shareholders—100.0%			$1,800,802,582

AUD—Australian dollar	PHP—Philippine peso
IDR—Indonesian rupiah	SGD—Singapore dollar
INR—Indian rupee	THB—Thailand baht
KRW—South Korean won	TWD—Taiwan dollar
MYR—Malaysian ringgit	USD—United States dollar
NZD—New Zealand dollar
(a)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at April 30, 2007.
(b)	The date presented for these instruments represents the next call/put date.
(c)	Security, or portion thereof, on loan, with an aggregate market value of $310,803,009. Cash collateral of $322,224,901 was received with which the Fund purchased securities.
(d)	Illiquid security.
(e)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, the aggregate market value of these securities amounted to $312,647,172 or 17.3% of net assets applicable to common shareholders.
(f)	Security is linked to the Philippine Peso.
(g)	Represents security purchased with cash collateral received for securities on loan.

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of April 30, 2007

Interest Rate Swap Agreements

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation
UBS AG	October 31, 2007	$144,000	3.1600%	1 month LIBOR	$1,692,000
UBS AG	October 31, 2008	144,000	3.5400%	1 month LIBOR	3,278,736
UBS AG	October 31, 2010	96,000	4.0550%	1 month LIBOR	2,694,816

					$7,665,552

Futures Contracts

	Expiration	Contracts	Unrealized Appreciation/ (Depreciation)
Purchase contracts:
Australian Treasury Bond 6%—3 year	June 2007	254	$9,149
Australian Treasury Bond 6%—10 year	June 2007	97	5,975
United States Treasury Note 6%—2 year	June 2007	46	19,406
United States Treasury Bond 6%—10 year	June 2007	326	72,500
Sale contracts:
United States Treasury Note 6%—5 year	June 2007	11	(516)
United States Treasury Bond 6%—30 year	June 2007	138	(28,875)

			$77,639

Forward Foreign Currency Exchange Contracts

Purchase/Sale	Amount Purchased	Amount Sold	Purchase Value as of April 30, 2007	Sale Value as of April 30, 2007	Unrealized Appreciation/ (Depreciation)
Australian Dollar/New Zealand Dollar
settlement date 5/16/07	AUD36,689,038	NZD41,000,000	$30,524,651	$30,421,958	$102,693
Indian Rupee/United States Dollar
settlement date 5/31/07	INR1,021,890,000	USD23,000,000	24,645,878	23,000,000	1,645,878
settlement date 6/18/07	INR140,231,750	USD3,265,000	3,370,517	3,265,000	105,517
settlement date 6/18/07	INR882,622,500	USD20,550,000	21,214,125	20,550,000	664,125
Indonesian Rupiah/United States Dollar
settlement date 5/10/07	IDR419,704,000,000	USD46,000,000	46,182,701	46,000,000	182,701
settlement date 5/29/07	IDR408,929,680,000	USD44,888,000	44,959,189	44,888,000	71,189
Malaysian Ringgit/United States Dollar
settlement date 5/29/07	MYR51,390,949	USD14,905,000	15,039,053	14,905,000	134,053
settlement date 6/29/07	MYR17,270,812	USD5,071,000	5,061,934	5,071,000	(9,066)
settlement date 7/18/07	MYR70,038,250	USD20,500,000	20,547,281	20,500,000	47,281
settlement date 7/18/07	MYR11,274,450	USD3,300,000	3,307,611	3,300,000	7,611
Philippine Peso/United States Dollar
settlement date 5/10/07	PHP1,132,913,760	USD23,568,000	23,797,043	23,568,000	229,043
Singapore Dollar/United States Dollar
settlement date 5/23/07	SGD82,402,815	USD54,700,000	54,318,991	54,700,000	(381,009)
settlement date 5/23/07	SGD18,344,042	USD12,177,000	12,092,182	12,177,000	(84,818)
settlement date 7/17/07	SGD4,967,820	USD3,300,000	3,287,813	3,300,000	(12,187)
settlement date 7/17/07	SGD30,860,700	USD20,500,000	20,424,294	20,500,000	(75,706)

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (concluded)

As of April 30, 2007

Purchase/Sale	Amount Purchased	Amount Sold	Purchase Value as of April 30, 2007	Sale Value as of April 30, 2007	Unrealized Appreciation/ (Depreciation)
South Korean Won/United States Dollar
settlement date 7/20/07	KRW9,059,214,000	USD9,780,000	$9,752,888	$9,780,000	$(27,112)
settlement date 8/02/07	KRW20,674,330,000	USD22,300,000	22,264,804	22,300,000	(35,196)
Taiwan Dollar/United States Dollar
settlement date 6/29/07	TWD430,755,000	USD13,000,000	12,956,791	13,000,000	(43,209)
United States Dollar/Australian Dollar
settlement date 5/16/07	USD74,880,000	AUD90,000,000	74,880,000	74,878,459	1,541
United States Dollar/Indonesian Rupiah
settlement date 5/29/07	USD12,677,000	IDR115,931,165,000	12,677,000	12,745,886	(68,886)
United States Dollar/Philippine Peso
settlement date 6/27/07	USD13,000,000	PHP616,642,000	13,000,000	12,954,120	45,880
settlement date 7/31/07	USD1,382,000	PHP65,528,912	1,382,000	1,376,600	5,400
United States Dollar/South Korean Won
settlement date 5/29/07	USD33,557,000	KRW31,530,157,200	33,557,000	33,902,787	(345,787)

		Net USD Total	$509,243,746	$507,083,810	$2,159,936

Tax Cost of Investments

The United States federal income tax basis of the Fund’s investments and net unrealized appreciation as of April 30, 2007 were as follows:

Cost	Appreciation	Depreciation	Net Unrealized Appreciation
$2,378,726,657	$277,505,444	$1,847,262	$275,658,182

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales, straddle losses, deferred differing tax treatment for foreign currencies and recognition of discount and premium amortization.

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Statement of Assets and Liabilities (unaudited)

As of April 30, 2007

Assets
Investments, at value (including $310,803,009 of securities on loan) (cost $2,378,726,657)	$2,654,384,839
Foreign currency, at value (cost $30,888,791)	31,529,946
Cash at broker	6,516,193
Interest receivable	34,614,231
Receivable for investments sold	10,913,832
Net unrealized appreciation on interest rate swaps	7,665,552
Unrealized appreciation on forward foreign currency exchange contracts	3,242,912
Receivable for forward foreign currency exchange contracts closed	182,354
Variation margin receivable for futures contracts	76,241
Prepaid expenses	68,510

Total assets	2,749,194,610

Liabilities
Collateral for securities on loan	322,224,901
Payable for investments purchased	12,249,070
Dividends payable to common shareholders	9,277,577
Unrealized depreciation on forward foreign currency exchange contracts	1,082,976
Investment management fee payable	1,053,650
Dividends payable to preferred shareholders	947,935
Deferred foreign capital gains tax	230,774
Administration fee payable	181,820
Due to custodian	165,371
Accrued expenses and other liabilities	977,954

Total liabilities	348,392,028

Preferred stock
$.01 par value per share and $25,000 liquidation value per share applicable to 24,000 shares; (Note 5)	600,000,000

Net Assets Applicable to Common Shareholders	$1,800,802,582

Composition of Net Assets Applicable to Common Shareholders
Common stock (par value $.01 per share)	$2,650,737
Paid-in capital in excess of par	1,741,216,763
Distributions in excess of net investment income	(53,063,045)
Accumulated net realized loss on investment transactions	(38,554,355)
Net unrealized appreciation on investments	43,614,021
Accumulated net realized foreign exchange losses	(138,601,426)
Net unrealized foreign exchange gains	243,539,887

Net Assets Applicable to Common Shareholders	$1,800,802,582

Net asset value per common share based on 265,073,644 shares issued and outstanding	$6.79

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Statement of Operations (unaudited)

For the Six Months Ended April 30, 2007

Net Investment Income
Income
Interest and amortization of discount and premium (net of foreign withholding taxes of $2,596,274)	$67,433,896
Income from securities loaned, net	49,739

Total Income	67,483,635

Expenses
Investment management fee	6,054,194
Administration fee	1,048,559
Custodian’s fees and expenses	933,603
Auction agent’s fees and expenses	801,465
Legal fees and expenses	572,755
Insurance expense	302,470
Reports to shareholders and proxy solicitation	211,641
Directors’ fees and expenses	182,371
Transfer agent’s fees and expenses	83,601
Independent accountant’s fees and expenses	74,185
Investor relations fees and expenses	71,910
Miscellaneous	156,094

Total operating expenses	10,492,848

Net investment income	56,990,787

Realized and Unrealized Gains/(Losses) on Investments, Swaps, Futures and Foreign Currencies
Net realized gain/(loss) on:
Investment transactions	2,864,070
Interest rate swaps	3,223,360
Futures contracts	(77,555)
Foreign currency transactions	32,781,105

38,790,980

Net change in unrealized appreciation/(depreciation) of:
Investments (including $230,774 deferred capital gain tax)	5,762,409
Interest rate swaps	(2,198,016)
Futures contracts	58,616
Foreign currency translation	60,736,848

64,359,857

Net gain on investments, swaps, futures, and foreign currencies	103,150,837

Net Increase in Net Assets Resulting From Operations	160,141,624

Dividends to preferred shareholders from net investment income	(15,690,213)

Net Increase in Net Assets Applicable to Common Shareholders Resulting from Operations	$144,451,411

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Statements of Changes in Net Assets Applicable to Common Shareholders

	For the Six Months Ended April 30, 2007 (unaudited)	Year Ended October 31, 2006
Increase/(Decrease) in Net Assets Applicable to Common shareholders
Operations
Net investment income	$56,990,787	$107,279,049
Net realized gain on investment transactions, interest rate swaps and futures contracts	6,009,875	16,873,586
Net realized gain on foreign currency transactions	32,781,105	67,756,001
Net change in unrealized appreciation on investments, interest rate swaps and futures contracts	3,623,009	23,767,515
Net change in unrealized appreciation/(depreciation) on foreign currency translation	60,736,848	(39,196,401)

Net increase in net assets resulting from operations	160,141,624	176,479,750

Dividends to preferred shareholders from net investment income	(15,690,213)	(28,782,483)

Net Increase in Net Assets Applicable to Common Shareholders Resulting from Operations	144,451,411	147,697,267

Distributions to common shareholders from:
Net investment income	(55,665,529)	(96,796,049)
Tax return of capital	—	(14,535,038)

Net decrease in net assets applicable to common shareholders resulting from distributions	(55,665,529)	(111,331,087)

Total increase in net assets applicable to common shareholders	88,785,882	36,366,180

Net Assets Applicable to Common Shareholders
Beginning of period	1,712,016,700	1,675,650,520

End of period (including distributions in excess of net investment income of ($53,063,045) and ($38,698,090), respectively)	$1,800,802,582	$1,712,016,700

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Financial Highlights

	For the Six Months Ended April 30, 2007 (unaudited)		For the Year Ended October 31,
			2006	2005
PER SHARE OPERATING PERFORMANCE:(1)
Net asset value per common share, beginning of period	$6.46		$6.32	$6.42

Net investment income	0.21		0.40	0.41
Net realized and unrealized gains/(losses) on investments, swaps, futures and foreign currency transactions	0.39		0.27	(0.02)
Dividends to preferred shareholders:
From net investment income	(0.06)		(0.11)	(0.07)

Total from investment operations applicable to common shareholders	0.54		0.56	0.32

Distributions to common shareholders:
From net investment income	(0.21)		(0.37)	(0.36)
Tax return of capital	—		(0.05)	(0.06)

Total distributions	(0.21)		(0.42)	(0.42)

Increase resulting from Fund share repurchase	—		—	—

Net asset value per common share, end of period	$6.79		$6.46	$6.32

Market value, end of period	$6.60		$6.10	$5.76

TOTAL INVESTMENT RETURN BASED ON:(3)
Market value	11.81%		13.43%	(2.93)%
Net asset value	8.62%		9.48%	5.18%
RATIO TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS/SUPPLEMENTARY DATA:(4)
Net assets applicable to common shareholders, end of period (000 omitted)	$1,800,803		$1,712,017	$1,675,651
Average net assets applicable to common shareholders (000 omitted)	1,740,830		1,689,100	1,749,085
Operating expenses(5)	1.22	%(6)	1.22%	1.22%
Net investment income	4.78	%(6)	4.65%	5.11%
Portfolio turnover	18%		21%	16%
Senior securities (preferred stock) outstanding (000 omitted)	$600,000		$600,000	$600,000
Asset coverage on preferred stock at period end	400%		385%	379%

(1)	Based upon average shares outstanding.
(2)	Less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of common stock on the first day and a sale on the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
(4)	Ratios calculated on the basis of income, expenses and preferred share dividends applicable to both the common and preferred shares relative to the average net assets of common shareholders. Ratios of net investment income before preferred stock dividends to average net assets of common shareholders are 6.60%, 6.35%, 6.16%, 5.74%, 7.08%, and 8.18%, respectively.
(5)	Includes expenses of both preferred and common stock.
(6)	Annualized.

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Financial Highlights (unaudited) (continued)

	For the Year Ended October 31,
	2004	2003	2002
PER SHARE OPERATING PERFORMANCE:(1)
Net asset value per common share, beginning of period	$6.10	$5.06	$4.65

Net investment income	0.36	0.40	0.40
Net realized and unrealized gains/(losses) on investments, swaps, futures and foreign currency transactions	0.41	1.09	0.50
Dividends to preferred shareholders:
From net investment income	(0.03)	(0.03)	(0.05)

Total from investment operations applicable to common shareholders	0.74	1.46	0.85

Distributions to common shareholders:
From net investment income	(0.37)	(0.31)	(0.16)
Tax return of capital	(0.05)	(0.11)	(0.28)

Total distributions	(0.42)	(0.42)	(0.44)

Increase resulting from Fund share repurchase	—	—	— (2)

Net asset value per common share, end of period	$6.42	$6.10	$5.06

Market value, end of period	$6.34	$6.03	$4.25

TOTAL INVESTMENT RETURN BASED ON:(3)
Market value	12.58%	53.64%	17.01%
Net asset value	12.69%	30.55%	19.65%
RATIO TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS/SUPPLEMENTARY DATA:(4)
Net assets applicable to common shareholders, end of period (000 omitted)	$1,700,459	$1,613,979	$1,339,871
Average net assets applicable to common shareholders (000 omitted)	1,654,712	1,496,312	1,280,112
Operating expenses(5)	1.30%	1.45%	1.51%
Net investment income	5.22%	6.51%	7.21%
Portfolio turnover	13%	37%	36%
Senior securities (preferred stock) outstanding (000 omitted)	$600,000	$600,000	$600,000
Asset coverage on preferred stock at period end	384%	369%	326%

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Financial Statements (unaudited)

Aberdeen Asia-Pacific Income Fund, Inc. (the “Fund”) was incorporated in Maryland on March 14, 1986 as a closed-end, non-diversified management investment company. The Fund’s investment objective is to seek current income. The Fund may also achieve incidental capital appreciation. The Fund will seek to achieve its investment objective through investment in Australian and Asian debt securities. In order to comply with a rule adopted by the Securities and Exchange Commission under the Investment Company Act of 1940 regarding fund names, the Board of Directors has adopted an investment policy that, for as long as the name of the Fund remains Aberdeen Asia-Pacific Income Fund, Inc., it shall be the policy of the Fund normally to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes, in Asian debt securities, Australian debt securities and New Zealand debt securities. This 80% investment policy is a non-fundamental policy of the Fund and may be changed by the Board of Directors upon 60 days prior written notice to shareholders. There can be no assurance that the Fund will achieve its objectives. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, country or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Basis of Presentation:

The financial statements of the Fund are prepared in accordance with accounting principles generally accepted in the United States of America, using the United States dollar as both the functional and reporting currency. However, the Australian dollar is the functional currency for Federal tax purposes (see Taxes below).

Securities Valuation:

The Fund’s Board of Directors has adopted Pricing and Valuation Procedures (the “Procedures”) to be used in determining the value of the assets held by the Fund. In accordance with the Procedures, investments are stated at value. Investments for which market quotations are readily available are valued at the last trade price on the date of determination as obtained from a pricing source. If no such trade price is available, such investments are valued at the quoted bid price or the mean between the quoted bid and asked price on the date of determination as obtained from a pricing source.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available (including investments which are subject to limitations as to their sale) are to be valued at fair value. As a general rule, whether or not the Fund is required to “fair value price” an asset is dependent on the ready availability of current market quotes or, even if readily available, the reliability of

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Financial Statements (unaudited) (continued)

such quotes. Any assets for which market quotations are not readily available or for which available prices are not reliable, shall be determined in a manner that most fairly reflects the asset’s (or group of assets) “fair value” (i.e., the amount that the Fund might reasonably expect to receive for the asset upon its current sale) on the valuation date, based on a consideration of all available information.

The Procedures provide that in certain instances, including without limitation, if there is a “stale price” for a portfolio security, in an emergency situation, or if a significant event occurs after the close of trading of a portfolio security, but before the calculation of the Fund’s net asset value, the security may be valued at its fair value.

Repurchase Agreements:

In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund’s policy that its custodian/counterparty segregates the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Foreign Currency Translation:

Foreign currency amounts are translated into United States dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the exchange rates at the end of the reporting period;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

The Fund isolates that portion of the results of operations arising from changes in the foreign exchange rates due to fluctuations in the market prices of the securities held at the end of the reporting period. Similarly, the Fund isolates the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the reporting period.

Net realized foreign exchange gains/(losses) include realized foreign exchange gains/(losses) from sales and maturities of portfolio securities, sales of foreign currencies, currency gains/(losses) realized between the trade and settlement dates on securities transactions, the difference between the amounts of interest, discount and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gains/(losses) include changes in the value of portfolio securities and other assets and liabilities arising as a result of changes in the exchange rate.

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Financial Statements (unaudited) (continued)

Accumulated net realized and unrealized foreign exchange gains/(losses) shown in the composition of net assets represent foreign exchange gains/(losses) for book purposes that may not have been recognized for tax purposes.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

The exchange rate at April 30, 2007 was US$0.83 to A$1.00.

Securities Transactions and Investment Income:

Securities transactions are recorded on the trade date. Realized and unrealized gains/(losses) from security and currency transactions are calculated on the identified cost basis. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized on an effective yield basis over the estimated lives of the respective securities. Expenses are recorded on the accrual basis.

Derivative Financial Instruments:

The Fund is authorized to use derivatives to manage both currency and interest rate risk for global debt securities. Losses may arise due to changes in the value of the contract if the counterparty does not perform under the contract. The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities.

Interest Rate and Currency Swaps:

The Fund may engage in certain swap transactions in order to obtain a desired return at a lower cost than if the Fund had invested directly in the asset that yielded the desired return or to hedge the AMPS.

An interest rate swap is an agreement between two parties which involves the exchange of floating and fixed rate payments (an interest rate and currency swap involves the exchange of interest rate payments in another currency) for a specified period of time. Interest rate and currency swaps involve the accrual and exchange of payments between the parties. These payments are recorded as realized gain/(loss).

During the term of the swap, changes in the value of the swap are recognized as unrealized appreciation or depreciation by “marking-to-market” to reflect the fair market value of the swap. When the swap is terminated, the Fund will record a realized gain/(loss) equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract. The Fund is exposed to credit risk in the event of non-performance by the counterparty to the swap. However, the Fund does not anticipate non-performance by any counterparty.

Forward Foreign Currency Exchange Contracts:

A forward currency contract involves an obligation to purchase and sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Financial Statements (unaudited) (continued)

by the parties, at a price set at the time of the contract. The foreign currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. Risks arise from unanticipated movements in the value of the foreign currency relative to the functional currencies and from potential inability of counterparties to meet the terms of their contracts.

Futures Contracts:

A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Securities Lending:

The Fund’s investment policies permit the Fund to lend to banks and broker-dealers, portfolio securities with an aggregate market value of up to 15% of the Fund’s total assets, when it deems advisable. Pursuant to a securities lending agreement (“Agreement”) between the Fund and State Street Bank and Trust Company (“State Street”), any loans made under the Agreement must be secured by collateral (consisting of any combination of currency and securities issued or guaranteed by the U.S. Government or its agencies, or irrevocable letters of credit or other high-quality debt securities) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. An amendment to the Agreement provides that the cash collateral may be invested in State Street Navigator Prime Portfolio, an affiliate of State Street, and proceeds from this investment are divided 70% to the Fund and 30% to State Street.

The Agreement also provides that the Fund may terminate the loans at any time and demand the return of the securities, and that the Fund will continue to receive all interest, dividends and other distributions obtained on any of the loaned securities and will continue to have voting rights with respect to the securities.

If the Fund makes investments with cash collateral received for securities loaned, the Fund records the investments in the portfolio of investments and records a corresponding liability in the statement of assets and liabilities.

In the event the Fund lends its portfolio securities, the Fund may be exposed to counterparty risk, which may result in the delay in recovery of the loaned securities or possible loss of rights

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Financial Statements (unaudited) (continued)

in the collateral should the borrower become insolvent. However, under the amendment to the Agreement, State Street will indemnify the Fund in the case of borrower default.

Distributions:

It is the Fund’s current policy to pay distributions from net investment income supplemented by net realized foreign exchange gains, net realized short-term capital gains and return of capital distributions if necessary, on a monthly basis. The Fund will also declare and pay distributions at least annually from net realized gains on investment transactions and net realized foreign exchange gains, if any. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are accrued on a daily basis and are determined as described in Note 5.

Income distributions and capital and currency gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currencies, loss deferrals and recognition of market discount and premium.

Recent Accounting Pronouncements:

In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48 (“FIN 48”) entitled “Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109”. FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity including mutual funds before being measured and recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund will adopt FIN 48 during the fiscal 2008 year and the impact on the Fund’s financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact of the adoption of SFAS 157 on the Fund’s financial statement disclosures is currently being evaluated.

Taxes:

For Federal income and excise tax purposes, substantially all of the Fund’s transactions are accounted for using the Australian dollar as the functional currency. Accordingly, only realized currency gains and losses resulting from the repatriation of Australian dollars into U.S. dollars and realized currency gains and losses on transactions in New Zealand dollars or Asian country currencies are recognized for U.S. tax purposes.

No provision has been made for United States of America Federal income taxes because it is the Fund’s policy to meet the requirements of the United States of America Internal Revenue

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Financial Statements (unaudited) (continued)

Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders.

Use of Estimates:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

Aberdeen Asset Management Asia Limited (the “Investment Manager”) serves as investment manager to the Fund and Aberdeen Asset Management Limited (the “Investment Adviser”) serves as investment adviser to the Fund, pursuant to a management agreement and an advisory agreement, respectively. The Investment Adviser is an indirect wholly-owned subsidiary of the Investment Manager, which is a direct wholly-owned subsidiary of Aberdeen Asset Management PLC.

The Investment Manager makes investment decisions on behalf of the Fund on the basis of recommendations and information furnished to it by the Investment Adviser, including the selection of and the placement of orders with brokers and dealers to execute portfolio transactions on behalf of the Fund.

The management agreement provides the Investment Manager with a fee, payable monthly, at the following annual rates: 0.65% of the Fund’s average weekly total net assets of common and preferred shareholders up to $200 million, 0.60% of such assets between $200 million and $500 million, 0.55% of such assets between $500 million and $900 million, 0.50% of such assets between $900 million and $1.75 billion and 0.45% of such assets in excess of $1.75 billion.

The Investment Manager pays fees to the Investment Adviser for its services rendered. The Investment Manager informed the Fund that it paid $1,539,637 to the Investment Adviser during the six months ended April 30, 2007.

Aberdeen Asset Management Inc. (“AAMI”), an affiliate of the Investment Manager and the Investment Adviser, is the Fund’s Administrator, pursuant to an agreement under which AAMI receives a fee at an annual rate of 0.12% of the Fund’s average weekly net assets of both common and preferred shareholders up to $900 million, 0.08% of such assets between $900 million and $1.75 billion and 0.06% of such assets in excess of $1.75 billion.

Under terms of an Investor Relations Services Agreement, AAMI serves as the Fund’s investor relations services provider. This agreement provides AAMI with a monthly retainer fee of $10,000 plus out-of-pocket expenses. During the six months ended April 30, 2007, the Fund incurred fees of $60,659 for the services of AAMI. Investor relations fees and expenses in the Statement of Operations include certain out-of-pocket expenses.

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Financial Statements (unaudited) (continued)

Note 3. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended April 30, 2007 aggregated $438,294,604 and $382,999,772, respectively.

Note 4. Common Stock

There are 400 million shares of $0.01 par value common stock authorized. At April 30, 2007, there were 265,073,644 common shares issued and outstanding.

On March 1, 2001, the Board of Directors approved a stock repurchase program. The stock repurchase program allows the Fund to repurchase up to 10% of its outstanding common stock in the open market during any 12-month period, if and when the discount to NAV is at least 10%. For the six months ended April 30, 2007 and the year ended October 31, 2006, the Fund did not repurchase any shares through this program.

Note 5. Preferred Stock

The 24,000 shares of Auction Market Preferred Stock (“AMPS”) outstanding consist of nine series as follows: Series A—3,000 shares, Series B—3,000 shares, Series C—2,000 shares, Series D—4,000 shares, Series E—2,000 shares, Series F—2,000 shares, Series G—3,000 shares, Series H—2,500 shares and Series I—2,500 shares. The AMPS have a liquidation value of $25,000 per share plus any accumulated but unpaid dividends whether or not declared. The AMPS have rights as set forth in the Fund’s Articles of Amendment and Restatement.

Dividends on each series of AMPS are cumulative at a rate typically reset every 28 days for Series A through D and every seven days for Series E through I based on the results of an auction. Dividend rates ranged from 4.85% to 5.40% during the six months ended April 30, 2007. Under the Investment Company Act of 1940, the Fund may not declare dividends or make other distributions on shares of common stock or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding AMPS would be less than 200%.

The AMPS are redeemable at the option of the Fund, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated but unpaid dividends, whether or not declared. The AMPS are also subject to mandatory redemption at $25,000 per share plus any accumulated but unpaid dividends whether or not declared if certain requirements relating to the composition of the assets and liabilities of the Fund as set forth in the Articles are not satisfied.

The holders of AMPS have voting rights equal to the holders of common stock (one vote per share) and will vote together with holders of shares of common stock as a single class. However, holders of AMPS are also entitled to elect two of the Fund’s directors.

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Financial Statements (unaudited) (concluded)

Note 6. Subsequent Events

Subsequent to April 30, 2007, the Fund declared a monthly distribution of 3.5 cents per share payable on June 15, 2007 and July 13, 2007 to common shareholders of record as of May 31, 2007 and June 29, 2007, respectively.

Subsequent to April 30, 2007, dividends and distributions declared and paid on Preferred Stock totaled $4,239,710 for the nine outstanding preferred share series in the aggregate through June 18, 2007.

Aberdeen Asia-Pacific Income Fund, Inc.

Supplemental Information (unaudited)

Results of Annual Meeting of Shareholders

The Annual Meeting of Shareholders was held on Thursday, March 8, 2007, at 1735 Market Street, Philadelphia, Pennsylvania. The description of each proposal and number of shares voted at the meeting are as follows:

(1)	To elect two directors to serve as Class I directors for a three-year term expiring in 2010:

	Votes For	Votes Withheld
Neville J. Miles	222,226,873	2,733,657
John T. Sheehy	222,230,495	2,730,035

(2)	To elect two directors to represent the interests of the holders of the preferred stock for the ensuing year:

	Votes For	Votes Withheld
Anthony E. Aaronson	21,817	953
Dr. Anton E. Schrafl	21,817	953

Directors whose term of office continued beyond this meeting are as follows: David L. Elsum, Martin J. Gilbert, P. Gerald Malone, William J. Potter, Peter Sacks, and Brian Sherman.

Considerations in Approving Renewal of Management Agreement and Investment Advisory Agreement (collectively “Agreements”)

In December 2006, at an in-person meeting, the Board of Directors, including all of the Directors who are not parties to the Agreements or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any such party (“Independent Directors”), considered and approved the renewal of the Agreements for an additional term of twelve months. At this meeting, the Directors reviewed an extensive report prepared by the Investment Manager and the Investment Adviser (collectively, the “Advisers”) in response to a request submitted by the Independent Directors’ independent legal counsel on behalf of such Directors, and discussed this report with representatives of the Advisers. The Independent Directors also consulted in executive session with counsel to the Independent Directors regarding the renewal of the Agreements. The Directors also considered the recommendation of the Contract Review Committee of the Board (the “Committee”), consisting solely of Independent Directors, that the Agreements be renewed, noting that the Committee had discussed, in executive session with independent counsel, the nature, extent and quality of the management and advisory services provided to the Fund by the Advisers, the level of the management and advisory fees, the costs of the services provided and the profits realized by the Advisers, the Fund’s expense ratio, its relative and absolute performance, any economies of scale with respect to the management of the Fund, any ancillary benefits received by the Advisers and their affiliates as a result of their relationship with the Fund, and various other matters included within the report of the Advisers. Given

Aberdeen Asia-Pacific Income Fund, Inc.

Supplemental Information (unaudited) (continued)

the fact that (i) all management fees payable by the Fund are payable only to the Investment Manager, and the Investment Manager pays a portion of those fees to the Investment Adviser, an affiliated entity which is under common ownership by Aberdeen Asset Management PLC, and (ii) the Investment Manager and the Investment Adviser use a team approach to the making of investment decisions, the Board of Directors did not separately consider the renewal of the Management Agreement and the Investment Advisory Agreement, but rather viewed the Investment Manager and the Investment Adviser as providers of a unified service. However, the Board was provided, and did consider, information as to the services provided by each of the Investment Manager and the Investment Adviser, the fees payable by the Fund to the Investment Manager and by the Investment Manager to the Investment Adviser and, as noted below, certain pro-forma estimates as to the profitability of each in respect of their services to the Fund. The Board’s consideration of investment performance, expenses and economies of scale, as further discussed below, was focused at the Fund level without any separate attribution of those factors to the Investment Manager and the Investment Adviser given the impracticalities inherent in attempting any such attribution.

In approving (or, in the case of the Committee, recommending) the renewal of the Agreements, the Committee, the Independent Directors and the entire Board of Directors, concluded that:

•

The effective annual management fee rate paid by the Fund to the Investment Manager for investment management services was within a reasonable range relative to the effective advisory fee rates of a comparison group consisting of an eleven-fund category of closed-end global income funds compiled by Lipper Inc. at the request of the Fund (the “Peer Group”), including Aberdeen Global Income Fund, Inc., another U.S.-registered closed-end fund managed by the Investment Manager, and First Trust/Aberdeen Global Opportunity Income Fund, a U.S.-registered closed-end fund sub-advised by AAMI. The Committee, the Independent Directors and the Board also considered the annual fee paid to the Investment Manager by a non-U.S. fund listed on the Toronto Stock Exchange. The Lipper data (computed based upon net asset values as of September 30, 2006) indicated that the Fund’s effective management fee rate of 0.523% was the second lowest of the eleven funds in the Peer Group, whose fees ranged from 0.506% to 1.000%, and was below the weighted average fee rate of 0.66% of the funds in the Peer Group. The Committee, the Independent Directors and the Board assumed that the Lipper compilation of funds represented a reasonably comparable group and that the compilation provided a reasonably reliable general indication of relative fees. Additionally, the Committee, the Independent Directors and the Board noted that the Fund’s effective management fee rate of 0.523% contained in the Lipper data was lower than the annual fee rate of 0.59% paid to the Investment Manager by the non-U.S. fund listed on the Toronto Stock Exchange.

•

They were satisfied with the nature, quality and extent of services provided by the Advisers. In reaching this conclusion, the Committee, the Independent Directors and the Board reviewed, among other things, the Advisers’ investment experience, including the

Aberdeen Asia-Pacific Income Fund, Inc.

Supplemental Information (unaudited) (continued)

positive growth and development of their Far East operations as well as the Aberdeen Group’s global activities, especially in North America, the emerging markets and their growing capabilities in Australia. The Committee, the Independent Directors and the Board received information regarding the Advisers’ compliance with applicable laws and SEC and other regulatory inquiries or audits of the Fund and the Advisers. The Committee, the Independent Directors and the Board also considered the background and experience of the Advisers’ senior management and the qualifications, background and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management services for the Fund. In addition to the other elements noted, the Committee, the Independent Directors and the Board considered the Fund’s absolute and relative performance and its expense ratio, all of which they found to have a direct bearing on a determination of the quality of the advisory services provided. The Committee, the Independent Directors and the Board also noted that the Board reviewed and assessed the quality of the services the Fund receives from the Advisers throughout the year, and received detailed portfolio review and performance reports on a regular basis. Based on these materials, they determined that the advisory services provided were extensive in nature and of high quality.

•

The Fund experienced above-average investment performance, based on an analysis of total return, as compared to the funds in the Peer Group. The Lipper data indicated that for each of the last five fiscal years, the Fund’s total returns ranked from first to fifth out of the eleven funds in the Peer Group. The Fund’s total return for the year ended October 31, 2006 (after deducting fees and expenses) was approximately 140 basis points lower than the total return of the non-U.S. fund listed on the Toronto Stock Exchange, and approximately 30 basis points lower than the total return of the non-U.S. open-ended fund managed by the Investment Adviser, which funds pursue similar but not identical strategies to the Fund; the Committee, the Independent Directors and the Board noted that the differences in performance noted may have been due to the differences in the investment strategies of each of these other funds. The Committee, the Independent Directors and the Board received and considered information regarding the Fund’s total return in U.S. dollar terms for each of the last five fiscal years on a gross and net basis and relative to the Fund’s benchmark, the Fund’s share performance and premium/discount information during the same period and the impact of foreign currency movements on the Fund’s performance in U.S. dollar terms. The Committee, the Independent Directors and the Board also received and reviewed information as to the Fund’s total return for each of the last five fiscal years as compared with the total returns of each of the funds included in the Peer Group, as well as with the two non-U.S. funds managed or advised by the Investment Manager or the Investment Adviser that pursue similar but not identical strategies. The Committee, the Independent Directors and the Board further reviewed the impact of the Fund’s preferred stock on the returns to shareholders, and information as to the Fund’s discount/premium ranking relative to the Peer Group for the one, two, five and seven year periods ended October 31, 2006. The Lipper data indicated that for each of the one, two, five and seven year periods ended October 31, 2006, the Fund’s discount/

Aberdeen Asia-Pacific Income Fund, Inc.

Supplemental Information (unaudited) (concluded)

premium ranking ranged from first to fifth out of the eleven funds in the Peer Group. The Committee, the Independent Directors and the Board concluded that the overall performance results supported re-approval of the Agreements.

•

The Fund’s expense ratio for the fiscal year ended October 31, 2005 was below the weighted average of the funds in the Peer Group and ranked sixth out of the eleven funds in the Peer Group. However, the Committee, the Independent Directors and the Board noted that the Lipper methodology excluded the Fund’s assets attributable to its preferred stock. After adjusting to add back such assets, the Fund’s ratio decreased, and the Committee, the Independent Directors and the Board believed such adjustment to be appropriate since total expenses included expenses related to the management of such assets. The Committee, the Independent Directors and the Board concluded that the overall expense structure supported re-approval of the Agreements.

•

Any potential economies of scale were being shared between the Fund and the Advisers in an appropriate manner. This determination was based on factors including that the Fund’s management fee schedule provided breakpoints at higher asset levels, and that profitability of the Investment Manager and the Investment Adviser were determined to be reasonable based upon the Board’s review of the Peer Group data and other information provided to the Board.

•

In light of the costs of providing investment management and advisory services to the Fund, the profits that the Advisers received, individually and on an aggregate basis (based on certain pro-forma estimates), with respect to providing investment management and advisory services to the Fund were reasonable, and any ancillary benefits received by the Advisers and their affiliates as a result of their relationship with the Fund were reasonable. The Committee, the Independent Directors and the Board considered the profitability levels in light of their collective commercial experience and business judgment, and also considered that the level of profitability was within the range that courts in the past had found to be acceptable when considering the propriety of investment advisory fees paid by registered investment companies.

As noted above, the Board reviewed detailed materials received from the Advisers as part of the renewal process. The Board also regularly reviews and assesses the quality of the services the Fund receives throughout the year. In this regard, the Board reviews reports of the Advisers at least in each of its regular quarterly meetings, which include, among other things, a portfolio review and Fund performance reports.

In considering the Agreements, the Committee, the Independent Directors and the Board did not identify any factor as all-important or all-controlling and instead considered these factors collectively in light of the Fund’s surrounding circumstances. After considering the above-described factors and based on the deliberations and its evaluation of the information provided to it, the Committee, the Independent Directors and the Board concluded that approval of the renewal of the Agreements was in the best interest of the Fund and its shareholders. Accordingly, the Board, and the Independent Directors voting separately, unanimously approved the renewal of the Agreements.

Aberdeen Asia-Pacific Income Fund, Inc.

Directors

P. Gerald Malone, Chairman

Anthony E. Aaronson

David L. Elsum

Martin J. Gilbert

Neville J. Miles

William J. Potter

Peter D. Sacks

Anton E. Schrafl

John T. Sheehy

Brian M. Sherman

Officers

Martin J. Gilbert, President

Beverley Hendry, Vice President

Alison Briggs, Vice President

Annette Fraser, Vice President

Derek Fulton, Vice President

Steve Ilott, Vice President

James Capezzuto, Vice President - Compliance

Christian Pittard, Treasurer and Assistant Secretary

Alan Goodson, Secretary and Assistant Treasurer

Timothy Sullivan, Assistant Treasurer

Donald C. Burke, Assistant Treasurer

Andrea L. Melia, Assistant Treasurer

Sander M. Bieber, Assistant Secretary

The accompanying Financial Statements as of April 30, 2007 were not audited and accordingly, no opinion is expressed thereon.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase, from time to time, shares of its common stock in the open market.

Aberdeen Asia-Pacific Income Fund, Inc.

Corporate Information

Investment Manager	Aberdeen Asset Management Asia Limited 21 Church Street #01-01 Capital Square Two Singapore 049480

Investment Adviser	Aberdeen Asset Management Limited Level 6, 201 Kent Street Sydney, NSW 2000, Australia

Administrator	Aberdeen Asset Management Inc. 1735 Market Street, 37th Floor Philadelphia, PA 19103

Custodian	State Street Bank and Trust Company One Heritage Drive North Quincy, MA 02171

Transfer Agent	The Bank of New York Shareholder Relations Department P.O. Box 11258 Church Street Station New York, NY 10286 1-800-432-8224

Auction Agent	Deutsche Bank Trust Company Americas 280 Park Avenue, 9th Floor New York, NY 10018

Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP 300 Madison Avenue New York, NY 10017

Legal Counsel	Dechert LLP 1775 I Street, N.W. Washington, DC 20006

Investor Relations	Aberdeen Asset Management Inc. 1735 Market Street, 37th Floor Philadelphia, PA 19103 1-800-522-5465 InvestorRelations@aberdeen-asset.com

Aberdeen Asset Management Asia Limited

The common shares of Aberdeen Asia-Pacific Income Fund, Inc. are traded on the American Stock Exchange under the symbol “FAX”. Information about the Fund’s net asset value and market price is available at www.aberdeenfax.com

This report, including the financial information herein, is transmitted to the shareholders of Aberdeen Asia-Pacific Income Fund, Inc. for their general information only. It does not have regard to the specific investment objectives, financial situation and the particular needs of any specific person. Past performance is no guarantee of future returns.

Item 2 – Code of Ethics.

Not required to be included in this filing.

Item 3 – Audit Committee Financial Expert.

Not required to be included in this filing.

Item 4 – Principal Accountant Fees and Services.

Not required to be included in this filing.

Item 5 – Audit Committee of Listed Registrants.

Not required to be included in this filing.

Item 6 – Schedule of Investments.

Included as part of the Report to Stockholders filed under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not required to be included in this filing.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

(a) Not required to be included in this filing.

(b) During the period ended April 30, 2007, there was no change in any of the Portfolio Managers identified in the Registrant’s Annual Report on Form N-CSR filed on January 3, 2007.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs [1]	(d) Maximum Number of Shares That May Yet Be Purchased Under the Plans or Programs [1]
November 1 through November 30, 2006	0	0	0	26,507,364
December 1 through December 31, 2006	0	0	0	26,507,364
January 1 through January 31, 2007	0	0	0	26,507,364
February 1 through February 28, 2007	0	0	0	26,507,364
March 1 through March 31, 2007	0	0	0	26,507,364
April 1 through April 30, 2007	0	0	0	26,507,364
Total	0	0	0	—

[1]

The Registrant’s stock repurchase program was announced on March 19, 2001 and allows the Registrant to repurchase up to 10% of its outstanding shares of common stock, par value $.01 per share, on the open market during any 12 month period if and when the discount to net asset value is at least 10%.

Item 10 – Submission of Matters to a Vote of Security Holders.

During the period ended April 30, 2007, there were no material changes to the policies by which stockholders may recommend nominees to the Fund’s Board.

Item 11 – Controls and Procedures.

  (a)  It is the conclusion of the Registrant’s principal executive officer and principal financial officer that the effectiveness of the Registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the Registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the Registrant has been accumulated and communicated to the Registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

  (b)  There have been no changes in the Registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12 – Exhibits.

(a)(1)Not applicable.

(a)(2)Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

(a)(3)Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Asia-Pacific Income Fund, Inc.

By:	/s/ Martin Gilbert
Martin Gilbert,
President of Aberdeen Asia-Pacific Income Fund, Inc.

Date: June 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Gilbert
Martin Gilbert,
President of Aberdeen Asia-Pacific Income Fund, Inc.

Date: June 29, 2007

By:	/s/ Christian Pittard
Christian Pittard,
Treasurer of Aberdeen Asia-Pacific Income Fund, Inc.

Date: June 29, 2007

Exhibit List

12(a)(2) – Rule 30a-2(a) Certifications

12(b) – Rule 30a-2(b) Certifications